Share-based Payment - Summary of Number and Weighted Average Exercise Prices of Market Performance Options (Details) - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercised		(6,429)
Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance	$ 155.05	$ 155.05	$ 155.05	$ 154.12
Weighted average exercise price				40.64
Weighted average exercise price, Options outstanding, Ending balance	155.05	155.05	155.05	155.05
Weighted average exercise price, Options exercisable	$ 155.05	$ 155.05	$ 155.05	$ 155.05
Options outstanding, Beginning balance	157,142	157,142	157,142	157,857
Exercised				(715)
Options outstanding , Ending balance	157,142	157,142	157,142	157,142
Options exercisable	21,429	21,429	21,429	21,429